Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Consolidating Condensed Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements [Line Items]
Total revenues	$ 237,762		$ 157,187	$ 165,301		$ 178,925	$ 176,569	$ 181,066	$ 176,589	$ 172,812	$ 156,179	$ 630,918		$ 520,795		$ 677,982	$ 686,646	$ 659,475
Operating expenses	153,741			101,484								414,336		300,942		414,064	418,144	471,278
Depreciation and amortization	35,882			29,779								97,674		85,357		113,017	112,136	115,030
Total operating gross margin	48,139		16,405	34,038		46,440	54,018	44,399	49,966	40,797	21,204	118,908		134,496		150,901	156,366	73,167
General and administration expense	(14,188)	[1]		(8,905)	[1]							(49,449)	[1]	(21,822)	[1]	(46,052)	(31,314)	(30,728)
Impairment and other charges								(170,000)									(170,000)
Provision for reduction in carrying value of certain assets																0	(1,350)	(1,952)
Gain on disposition of assets, net	1,094			606								2,759		2,466		1,974	3,659	4,620
Total operating income (loss)	35,045		(8,317)	25,739		40,388	49,013	(133,215)	41,959	33,215	15,402	72,218		115,140		106,823	(42,639)	45,107
Other income and (expense):
Interest expense	(13,127)			(8,171)								(33,874)		(25,133)		(33,542)	(22,594)	(26,805)
Changes in fair value of derivative positions	(5,218)			19								54		8		55	(110)
Interest income	130			30								2,392		109		153	256	257
Changes in fair value of derivative positions	(5,218)			(117)								(5,218)		(1,766)		(2,130)		(7,209)
Other	400			26								333		62		(382)	(325)	155
Equity in net earnings of subsidiaries	0			0								0		0
Total other expense	(17,815)			(8,213)								(36,313)		(26,720)		(35,846)	(22,773)	(33,602)
Income (benefit) before income taxes	17,230			17,526								35,905		88,420		70,977	(65,412)	11,505
Income tax expense (benefit):
Current																18,042	33,608	27,521
Deferred												12,872		8,403		15,837	(48,375)	(1,308)
Income tax expense (benefit)	9,112			6,695								18,841		31,155		33,879	(14,767)	26,213
Net income (loss)	8,118			10,831								17,064		57,265		37,098	(50,645)	(14,708)
Less: Net (loss) attributable to noncontrolling interest	148			(105)								221		(146)		(215)	(194)	(247)
Net income (loss) attributable to controlling interest	7,970		(20,098)	10,936		20,083	26,392	(90,176)	20,725	14,173	4,827	16,843		57,411		37,313	(50,451)	(14,461)
Parent [Member]
Condensed Financial Statements [Line Items]
Total revenues	0			0								0		0
Operating expenses	0			0								0		0
Depreciation and amortization	0			0								0		0
Total operating gross margin	0			0								0		0
General and administration expense	(47)	[1]		(47)	[1]							(140)	[1]	(137)	[1]		(218)	(225)
Gain on disposition of assets, net	0			0								0		0
Total operating income (loss)	(47)			(47)								(140)		(137)			(218)	(225)
Other income and (expense):
Interest expense	(14,035)			(9,105)								(36,734)		(27,923)			(26,654)	(30,771)
Changes in fair value of derivative positions	(5,218)			19								54		8			(110)
Interest income	360			95								3,366		8,695			18,131	42,000
Changes in fair value of derivative positions	0			(117)								(5,218)		(1,766)		(2,130)		(7,209)
Other	(1)			0								0		0
Equity in net earnings of subsidiaries	22,322			10,596								36,330		61,553		43,884	(23,484)	(22,962)
Total other expense	3,428			1,488								(2,202)		40,567			(32,117)	(18,942)
Income (benefit) before income taxes	3,381			1,441								(2,342)		40,430			(32,335)	(19,167)
Income tax expense (benefit):
Current																	(13,402)	139
Deferred												(2,860)		5,940		2,257	31,518	(4,845)
Income tax expense (benefit)	(4,589)			(9,495)								(19,185)		(16,981)			18,116	(4,706)
Net income (loss)	7,970			10,936								16,843		57,411		37,313	(50,451)	(14,461)
Less: Net (loss) attributable to noncontrolling interest	0			0								0		0
Net income (loss) attributable to controlling interest	7,970			10,936								16,843		57,411			(50,451)	(14,461)
Guarantor [Member]
Condensed Financial Statements [Line Items]
Total revenues	119,223			98,969								345,434		302,892			376,229	366,947
Operating expenses	64,297			45,850								186,708		136,849			175,465	237,584
Depreciation and amortization	19,956			17,866								57,335		49,127		65,354	62,744	63,402
Total operating gross margin	34,970			35,253								101,391		116,916			138,020	65,961
General and administration expense	(14,028)	[1]		(8,823)	[1]							(48,942)	[1]	(21,273)	[1]		(30,859)	(30,193)
Impairment and other charges																	(170,000)
Provision for reduction in carrying value of certain assets																	(1,350)	(1,952)
Gain on disposition of assets, net	(34)			553								1,917		1,168		775	2,706	2,067
Total operating income (loss)	20,908			26,983								54,366		96,811			(61,483)	35,883
Other income and (expense):
Interest expense	(107)			(43)								(167)		(115)			(17,889)	(35,640)
Changes in fair value of derivative positions	0			0								0		0
Interest income	250			179								1,584		4,894			750	757
Changes in fair value of derivative positions	0			0								0		0
Other	(11)			26								(178)		64			(345)	88
Equity in net earnings of subsidiaries	0			0								0		0
Total other expense	132			162								1,239		4,843			(17,484)	(34,795)
Income (benefit) before income taxes	21,040			27,145								55,605		101,654			(78,967)	1,088
Income tax expense (benefit):
Current																	27,169	(189)
Deferred												10,479		4,868		15,429	(57,030)	2,323
Income tax expense (benefit)	10,223			10,451								27,993		38,149			(29,861)	2,134
Net income (loss)	10,817			16,694								27,612		63,505		54,961	(49,106)	(1,046)
Less: Net (loss) attributable to noncontrolling interest	0			0								0		0
Net income (loss) attributable to controlling interest	10,817			16,694								27,612		63,505			(49,106)	(1,046)
Non-Guarantor [Member]
Condensed Financial Statements [Line Items]
Total revenues	170,609			94,749								388,912		295,811			426,491	401,617
Operating expenses	141,514			84,051								331,056		242,001			358,753	342,783
Depreciation and amortization	15,926			11,913								40,339		36,230		47,663	49,392	51,628
Total operating gross margin	13,169			(1,215)								17,517		17,580			18,346	7,206
General and administration expense	(113)	[1]		(35)	[1]							(367)	[1]	(412)	[1]		(237)	(310)
Gain on disposition of assets, net	1,128			53								842		1,298		1,199	953	2,553
Total operating income (loss)	14,184			(1,197)								17,992		18,466			19,062	9,449
Other income and (expense):
Interest expense	(2,198)			(1,840)								(9,494)		(5,811)			(8,865)	(16,185)
Changes in fair value of derivative positions	0			0								0		0
Interest income	2,733			2,573								9,963		39,345			12,189	23,291
Changes in fair value of derivative positions	0			0								0		0
Other	412			0								511		(2)			20	67
Equity in net earnings of subsidiaries	0			0								0		0
Total other expense	947			733								980		33,532			3,344	7,173
Income (benefit) before income taxes	15,131			(464)								18,972		51,998			22,406	16,622
Income tax expense (benefit):
Current																	19,841	27,571
Deferred												5,253		(2,405)		(1,849)	(22,863)	1,214
Income tax expense (benefit)	3,478			5,739								10,033		9,987			(3,022)	28,785
Net income (loss)	11,653			(6,203)								8,939		42,011		32,816	25,428	(12,163)
Less: Net (loss) attributable to noncontrolling interest	148			(105)								221		(146)			(194)	(247)
Net income (loss) attributable to controlling interest	11,505			(6,098)								8,718		42,157			25,622	(11,916)
Eliminations [Member]
Condensed Financial Statements [Line Items]
Total revenues	(52,070)			(28,417)								(103,428)		(77,908)			(116,074)	(109,089)
Operating expenses	(52,070)			(28,417)								(103,428)		(77,908)			(116,074)	(109,089)
Depreciation and amortization	0			0								0		0
Total operating gross margin	0			0								0		0
General and administration expense	0	[1]		0	[1]							0	[1]	0	[1]
Gain on disposition of assets, net	0			0								0		0
Total operating income (loss)	0			0								0		0
Other income and (expense):
Interest expense	3,213			2,817								12,521		8,716			30,814	55,791
Changes in fair value of derivative positions	0			0								0		0
Interest income	(3,213)			(2,817)								(12,521)		(52,825)			(30,814)	(65,791)
Changes in fair value of derivative positions	0			0								0		0
Other	0			0								0		0
Equity in net earnings of subsidiaries	(22,322)			(10,596)								(36,330)		(61,553)		(43,884)	23,484	22,962
Total other expense	(22,322)			(10,596)								(36,330)		(105,662)			23,484	12,962
Income (benefit) before income taxes	(22,322)			(10,596)								(36,330)		(105,662)			23,484	12,962
Income tax expense (benefit):
Deferred												0		0
Income tax expense (benefit)	0			0								0		0
Net income (loss)	(22,322)			(10,596)								(36,330)		(105,662)		(87,992)	23,484	12,962
Less: Net (loss) attributable to noncontrolling interest	0			0								0		0
Net income (loss) attributable to controlling interest	$ (22,322)			$ (10,596)								$ (36,330)		$ (105,662)			$ 23,484	$ 12,962

[1]	General and administration expenses for field operations are included in operating expenses.